SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Current portion of long term debt	$ (125,988)
Long term debt	419,960
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans	$ 545,948